UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-04178

Exact name of registrant as specified in charter: Putnam American Government Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: September 30, 2007

Date of reporting period: June 30, 2007

Item 1. Schedule of Investments:

Putnam American Government Income Fund
The fund's portfolio
6/30/07 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS (27.7%)(a)

	Principal amount	Value

Banc of America Commercial Mortgage, Inc.
Ser.06-4, Class A4, 5.634s, 2046	$300,000	$295,304
Ser.04-3, Class A5, 5.481s, 2039	180,000	177,300
Ser.06-5, Class A4, 5.414s, 2047	352,000	341,530
Banc of America Mortgage Securities
Ser.04-D, Class 2A, Interest Only (IO), 0.366s, 2034	5,341,945	17,741
Ser.05-E, Class 2, IO, 0.306s, 2035	14,328,442	79,793
IFB Ser.06-2, Class A4, IO, 0.08s, 2036	953,232	6,239
Commercial Mortgage Pass-Through Certificates Ser.
06-C7, Class A4, 5.962s, 2046	292,000	291,612
Countrywide Alternative Loan Trust
Ser.06-OA10, Class XBI, IO, 2.167s, 2046	5,449,505	197,545
Ser.07-23CB, Class A, 5s, 2037	11,957,000	399,812
IFB Ser.06-6CB, Class 1A3, IO, zero %, 2036	6,864,490	11,798
Fannie Mae
Ser.03-W6, Class PT1, 10.06s, 2042	2,325,332	2,476,763
IFB Ser.06-70, Class SM, 9.605s, 2036	130,535	133,730
IFB Ser.06-62, Class PS, 7.98s, 2036	825,961	859,574
IFB Ser.06-49, Class SE, 7.72s, 2036	963,749	989,770
IFB Ser.06-76, Class QB, 7.68s, 2036	997,943	1,034,745
IFB Ser.06-60, Class AK, 7.52s, 2036	464,117	467,196
Ser.04-T3, Class 1A4, 7 1/2s, 2044	1,355,544	1,412,992
Ser.02-T19, Class A3, 7 1/2s, 2042	19,786	20,536
Ser.02-T12, Class A3, 7 1/2s, 2042	20,549	21,254
Ser.02-14, Class A2, 7 1/2s, 2042	147,101	152,422
Ser.01-T10, Class A2, 7 1/2s, 2041	1,780,851	1,840,804
Ser.02-T4, Class A3, 7 1/2s, 2041	699,024	722,810
Ser.01-T12, Class A2, 7 1/2s, 2041	957,214	988,554
Ser.01-T3, Class A1, 7 1/2s, 2040	45,279	46,748
Ser.99-T2, Class A1, 7 1/2s, 2039	98,742	102,995
Ser.03-W10, Class 1A1, 7 1/2s, 2032	965,068	999,683
Ser.02-T1, Class A3, 7 1/2s, 2031	833,582	863,518
Ser.00-T6, Class A1, 7 1/2s, 2030	1,261,045	1,305,452
Ser.01-T5, Class A3, 7 1/2s, 2030	22,476	23,234
Ser.01-T4, Class A1, 7 1/2s, 2028	87,871	91,745
IFB Ser.06-63, Class SP, 7.38s, 2036	1,085,006	1,105,554
IFB Ser.06-60, Class TK, 7.32s, 2036	282,792	282,317
IFB Ser.06-104, Class GS, 7.046s, 2036	445,672	446,455
Ser.02-26, Class A1, 7s, 2048	1,373,699	1,409,644
Ser.04-W12, Class 1A3, 7s, 2044	729,354	751,345
Ser.04-T3, Class 1A3, 7s, 2044	1,541,055	1,586,664
Ser.04-T2, Class 1A3, 7s, 2043	539,888	555,945
Ser.03-W8, Class 2A, 7s, 2042	5,247,948	5,393,455
Ser.03-W3, Class 1A2, 7s, 2042	512,726	526,076
Ser.02-T16, Class A2, 7s, 2042	3,563,486	3,655,772
Ser.02-T19, Class A2, 7s, 2042	2,198,010	2,255,990
Ser.02-14, Class A1, 7s, 2042	1,524,443	1,562,393
Ser.01-T10, Class A1, 7s, 2041	988,897	1,011,848
Ser.02-T4, Class A2, 7s, 2041	2,552,235	2,612,458
01-W3, Class A, 7s, 2041	420,900	432,200
Ser.04-W1, Class 2A2, 7s, 2033	3,657,409	3,764,060
IFB Ser.06-104, Class ES, 6.85s, 2036	511,796	517,547
Ser.371, Class 2, IO, 6 1/2s, 2036	1,623,739	417,861
IFB Ser.07-1, Class NK, IO, 6.49s, 2037	1,500,777	1,517,834
Ser.07-76, Class SA, IO, 6s, 2037	1,351,000	62,802
IFB Ser.06-104, Class CS, 5.76s, 2036	623,316	582,926
IFB Ser.05-74, Class CS, 5.39s, 2035	1,458,009	1,401,265
IFB Ser.06-115, Class ES, 5.28s, 2036	484,436	470,427
IFB Ser.05-74, Class CP, 5.243s, 2035	1,278,969	1,232,418
IFB Ser.07-30, Class FS, 5.187s, 2037	1,449,876	1,317,511
IFB Ser.06-27, Class SP, 5.06s, 2036	876,000	841,683
IFB Ser.06-8, Class HP, 5.06s, 2036	1,009,648	953,792
IFB Ser.06-8, Class WK, 5.06s, 2036	1,586,139	1,485,742
IFB Ser.05-106, Class US, 5.06s, 2035	1,537,323	1,475,496
IFB Ser.05-99, Class SA, 5.06s, 2035	761,834	727,990
IFB Ser.05-115, Class NQ, 4.988s, 2036	364,307	334,239
IFB Ser.05-114, Class SP, 4.95s, 2036	436,934	402,430
IFB Ser.05-74, Class DM, 4.877s, 2035	1,487,722	1,399,866
IFB Ser.06-60, Class CS, 4.583s, 2036	479,673	420,664
IFB Ser.05-95, Class CP, 4.089s, 2035	117,918	111,447
IFB Ser.05-106, Class JC, 3.628s, 2035	687,357	584,249
IFB Ser.05-72, Class SB, 3.575s, 2035	553,964	502,827
IFB Ser.05-83, Class QP, 3.562s, 2034	510,067	450,458
IFB Ser.05-57, Class MN, 3.303s, 2035	1,058,951	992,801
IFB Ser.07-W6, Class 6A2, IO, 2.48s, 2037	898,350	57,410
IFB Ser.03-66, Class SA, IO, 2.33s, 2033	1,280,804	94,114
IFB Ser.07-W6, Class 5A2, IO, 1.97s, 2037	1,155,393	68,420
IFB Ser.07-W4, Class 4A2, IO, 1.96s, 2037	4,217,232	233,213
IFB Ser.07-W2, Class 3A2, IO, 1.96s, 2037	1,643,405	89,237
IFB Ser.05-113, Class DI, IO, 1.91s, 2036	45,958,158	2,667,935
IFB Ser.06-60, Class SI, IO, 1.83s, 2036	1,573,842	105,286
IFB Ser.03-122, Class SA, IO, 1.78s, 2028	2,490,964	109,714

IFB Ser.05-65, Class KI, IO, 1.68s, 2035	23,239,321	1,192,417
IFB Ser.07-39, Class PI, IO, 1.44s, 2037	998,000	51,017
IFB Ser. 07-30, Class WI, IO, 1.44s, 2037	5,310,345	250,364
IFB Ser.07-W4, Class 3A2, IO, 1.43s, 2037	4,085,041	177,291
IFB Ser..07-28, Class SE, IO, 1.43s, 2037	1,015,136	61,622
IFB Ser.07-W2, Class 2A2, IO, 1.43s, 2037	2,161,021	100,860
IFB Ser.06-128, Class SH, IO, 1.43s, 2037	1,226,204	58,735
IFB Ser.06-56, Class SM, IO, 1.43s, 2036	1,308,525	62,936
IFB Ser.06-12, Class SD, IO, 1.43s, 2035	4,795,616	271,432
IFB Ser.05-90, Class SP, IO, 1.43s, 2035	2,390,901	117,154
IFB Ser.07-W5, Class 2A2, IO, 1.42s, 2037	512,752	18,972
IFB Ser.07-30, Class IE, IO, 1.42s, 2037	2,496,129	161,426
IFB Ser.06-123, Class CI, IO, 1.42s, 2037	2,339,431	138,119
IFB Ser.06-123, Class UI, IO, 1.42s, 2037	1,038,434	54,701
IFB Ser.05-82, Class SY, IO, 1.41s, 2035	6,085,831	269,961
IFB Ser.07-15, Class BI, IO, 1.38s, 2037	1,731,743	89,058
IFB Ser.06-23, Class SC, IO, 1.38s, 2036	1,444,747	78,107
IFB Ser.05-95, Class CI, IO, 1.38s, 2035	1,609,358	87,109
IFB Ser.05-84, Class SG, IO, 1.38s, 2035	2,716,829	149,893
IFB Ser.05-104, Class NI, IO, 1.38s, 2035	1,872,510	97,932
IFB Ser.05-83, Class QI, IO, 1.37s, 2035	427,848	26,405
IFB Ser.05-83, Class SL, IO, 1.35s, 2035	4,854,179	232,081
IFB Ser.07-63, Class SB, IO, 1.33s, 2037	6,754,000	305,804
IFB Ser.06-114, Class IS, IO, 1.33s, 2036	1,260,914	63,046
IFB Ser.06-115, Class IE, IO, 1.32s, 2036	882,194	44,174
IFB Ser.06-117, Class SA, IO, 1.32s, 2036	1,365,157	64,999
IFB Ser.06-121, Class SD, IO, 1.32s, 2036	927,365	45,661
IFB Ser.06-109, Class SG, IO, 1.31s, 2036	757,008	37,070
IFB Ser.06-109, Class SH, IO, 1.3s, 2036	1,127,738	67,844
IFB Ser.07-W6, Class 4A2, IO, 1.28s, 2037	4,455,826	195,639
IFB Ser.06-128, Class SC, IO, 1.28s, 2037	2,269,170	107,559
IFB Ser.06-44, Class IS, IO, 1.28s, 2036	127,389	5,830
IFB Ser.06-45, Class SM, IO, 1.28s, 2036	2,059,201	86,077
IFB Ser.06-8, Class JH, IO, 1.28s, 2036	4,384,006	253,898
IFB Ser.05-95, Class OI, IO, 1.27s, 2035	239,669	14,704
IFB Ser.06-96, Class ES, IO, 1.26s, 2036	602,411	28,755
IFB Ser.06-85, Class TS, IO, 1.24s, 2036	1,837,072	77,747
IFB Ser.06-61, Class SE, IO, 1.23s, 2036	394,611	15,758
IFB Ser.03-124, Class ST, IO, 1.18s, 2034	888,549	33,321
IFB Ser.07-30, Class JS, IO, 1.12s, 2037	3,705,982	163,502
IFB Ser.07-30, Class LI, IO, 1.12s, 2037	1,553,290	76,986
IFB Ser.07-W2, Class 1A2, IO, 1.11s, 2037	5,779,807	239,400
IFB Ser.07-W4, Class 2A2, IO, 1.1s, 2037	4,714,318	173,015
Ser. 07-54, Class IA, IO, 1.09s, 2037	1,158,610	56,174
IFB Ser.07-54, Class IB, IO, 1.09s, 2037	1,158,610	56,174
IFB Ser.07-54, Class IC, IO, 1.09s, 2037	1,158,610	56,174
IFB Ser.07-54, Class ID, IO, 1.09s, 2037	1,158,610	56,174
IFB Ser.07-54, Class IE, IO, 1.09s, 2037	1,158,610	56,174
IFB Ser.07-54, Class IF, IO, 1.09s, 2037	1,724,997	83,634
IFB Ser.07-54, Class UI, IO, 1.09s, 2037	1,458,604	72,493
IFB Ser.07-15, Class CI, IO, 1.06s, 2037	4,298,023	203,012
IFB Ser.06-123, Class BI, IO, 1.06s, 2037	5,696,418	259,552
IFB Ser.06-115, Class JI, IO, 1.06s, 2036	3,142,355	140,974
IFB Ser.06-123, Class LI, IO, 1s, 2037	2,111,193	91,172
Ser.03-W10, Class 3A, IO, 0.891s, 2043	28,052,938	482,250
Ser.03-W10, Class 1A, IO, 0.881s, 2043	23,265,718	345,705
IFB Ser.07-39, Class AI, IO, 0.8s, 2037	2,322,931	83,734
IFB Ser.07-32, Class SD, IO, 0.79s, 2037	1,382,825	51,843
IFB Ser.07-30, Class UI, IO, 0.78s, 2037	1,141,523	43,217
IFB Ser.07-32, Class SC, IO, 0.78s, 2037	1,842,460	68,467
IFB Ser.07-1, Class CI, IO, 0.78s, 2037	1,343,983	47,186
IFB Ser.05-74, Class SE, IO, 0.78s, 2035	7,098,113	203,182
IFB Ser.05-82, Class SI, IO, 0.78s, 2035	5,757,854	164,919
IFB Ser.07-W4, Class 1A2, IO, 0.77s, 2037	17,886,672	545,543
IFB Ser.07-W5, Class 1A2, IO, 0.76s, 2037	2,553,671	63,842
IFB Ser.05-74, Class NI, IO, 0.76s, 2035	7,142,237	265,115
Ser.01-T12, Class IO, 0.565s, 2041	3,000,739	37,796
Ser.03-W2, Class 1, IO, 0.47s, 2042	1,239,082	14,191
Ser.01-50, Class B1, IO, 0.459s, 2041	5,175,819	46,478
Ser.02-T4, IO, 0.453s, 2041	15,523,219	151,259
Ser.02-T1, Class IO, IO, 0.424s, 2031	3,125,654	25,127
Ser.03-W6, Class 3, IO, 0.366s, 2042	2,011,574	20,307
Ser.01-79, Class BI, IO, 0.335s, 2045	4,853,011	38,188
Ser.06-115, Class SN, zero %, 2036	660,555	708,842
Ser.06-104, Class EK, zero %, 2036	279,075	281,381
Ser.372, Class 1, Principal Only (PO), zero %, 2036	10,001,651	7,231,441
Ser.367, Class 1, PO, zero %, 2036	205,186	142,603
Ser.363, Class 1, PO, zero %, 2035	12,202,386	8,522,427
Ser.04-38, Class AO, PO, zero %, 2034	1,460,205	1,030,735
Ser.04-61, Class CO, PO, zero %, 2031	1,607,000	1,240,251
Ser.07-31, Class TS, IO, zero %, 2009	3,763,950	17,143
Ser.07-15, Class IM, IO, zero %, 2009	1,459,948	7,944
Ser.07-16, Class TS, IO, zero %, 2009	6,035,721	25,219
FRB Ser.05-79, Class FE, zero %, 2035	335,265	364,360
FRB Ser.05-45, Class FG, zero %, 2035	371,267	355,216
FRB Ser.05-81, Class DF, zero %, 2033	124,777	136,398
FRB Ser.06-1, Class HF, zero %, 2032	204,178	198,996
IFB Ser.06-75, Class FY, zero %, 2036	279,555	293,388
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser.T-58, Class 4A, 7 1/2s, 2043	375,604	390,398

Ser. T-42, Class A5, 7 1/2s, 2042	250,214	257,695
Ser. T-60, Class 1A2, 7s, 2044	917,797	944,935
Ser. T-59, Class 1A2, 7s, 2043	2,112,177	2,177,884
Ser. T-55, Class 1A2, 7s, 2043	1,249,335	1,279,128
Freddie Mac
IFB Ser.3012, Class GP, 2.617s, 2035	663,336	604,385
IFB Ser.3202, Class PS, 7.32s, 2036	829,958	836,018
IFB Ser.3331, Class SE, 7.08s, 2037	467,000	450,281
IFB Ser.3153, Class SX, 6.65s, 2036	2,163,094	2,168,250
Ser.3326, Class WF, 6s, 2037	1,573,000	1,524,518
IFB Ser.3081, Class DC, 5.22s, 2035	608,241	567,643
IFB Ser.3316, Class KS, 5.187s, 2037	761,124	684,915
IFB Ser.3114, Class GK, 5.12s, 2036	394,052	364,634
IFB Ser.2979, Class AS, 4.767s, 2034	273,893	253,087
IFB Ser.3153, Class UT, 4.51s, 2036	1,264,995	1,130,727
IFB Ser.3065, Class DC, 3.9s, 2035	947,487	827,994
IFB Ser.3031, Class BS, 3.425s, 2035	1,315,454	1,156,100
IFB Ser.2594, Class SE, IO, 1.73s, 2030	1,644,019	68,623
IFB Ser.2828, Class TI, IO, 1.73s, 2030	870,086	47,123
IFB Ser.3297, Class BI, IO, 1.44s, 2037	3,731,394	208,447
IFB Ser.3284, Class IV, IO, 1.43s, 2037	868,707	56,702
IFB Ser.3287, Class SD, IO, 1.43s, 2037	1,498,552	80,830
IFB Ser.3281, Class BI, IO, 1.43s, 2037	733,952	38,936
IFB Ser.3028, Class ES, IO, 1.43s, 2035	4,503,996	247,161
IFB Ser.3042, Class SP, IO, 1.43s, 2035	1,005,564	53,898
IFB Ser.3045, Class DI, IO, 1.41s, 2035	9,423,322	424,321
IFB Ser.3136, Class NS, IO, 1.38s, 2036	435,414	20,832
IFB Ser.3054, Class CS, IO, 1.38s, 2035	968,815	38,894
IFB Ser.3107, Class DC, IO, 1.38s, 2035	2,295,319	130,010
IFB Ser.3066, Class SI, IO, 1.38s, 2035	6,170,154	330,943
IFB Ser.2950, Class SM, IO, 1.38s, 2016	589,359	27,339
IFB Ser.3031, Class BI, IO, 1.37s, 2035	880,029	53,125
IFB Ser.3244, Class SB, IO, 1.34s, 2036	1,044,092	52,788
IFB Ser.3244, Class SG, IO, 1.34s, 2036	1,222,113	61,914
IFB Ser.3326, Class GS, IO, 1.33s, 2037	2,864,000	129,675
IFB Ser.3236, Class IS, IO, 1.33s, 2036	1,965,144	96,330
IFB Ser.3147, Class SH, IO, 1.33s, 2036	3,721,496	187,700
IFB Ser.3114, Class TS, IO, 1.33s, 2030	6,446,399	252,397
IFB Ser.3128, Class JI, IO, 1.31s, 2036	215,234	11,531
IFB Ser.3240, Class S, IO, 1.3s, 2036	3,646,372	200,420
IFB Ser.3065, Class DI, IO, 1.3s, 2035	670,190	39,838
IFB Ser.3145, Class GI, IO, 1.28s, 2036	174,566	9,627
IFB Ser.3114, Class GI, IO, 1.28s, 2036	941,044	55,671
IFB Ser.3221, Class SI, IO, 1.26s, 2036	1,598,184	74,987
IFB Ser.3202, Class PI, IO, 1.22s, 2036	4,373,688	201,562
IFB Ser.3201, Class SG, IO, 1.18s, 2036	2,032,630	91,905
IFB Ser.3203, Class SE, IO, 1.18s, 2036	1,809,992	81,374
IFB Ser.3152, Class SY, IO, 1.16s, 2036	918,652	46,613
IFB Ser.3284, Class BI, IO, 1.13s, 2037	1,188,677	51,157
IFB Ser.3284, Class LI, IO, 1.12s, 2037	2,217,643	109,300
IFB Ser.3281, Class AI, IO, 1.11s, 2037	4,332,079	213,366
IFB Ser.3012, Class UI, IO, 1.1s, 2035	1,616,521	67,302
IFB Ser.3311, Class IA, IO, 1.09s, 2037	1,623,541	82,860
IFB Ser.3311, Class IB, IO, 1.09s, 2037	1,623,541	82,860
IFB Ser.3311, Class IC, IO, 1.09s, 2037	1,623,541	82,860
IFB Ser.3311, Class ID, IO, 1.09s, 2037	1,623,541	82,860
IFB Ser.3311, Class IE, IO, 1.09s, 2037	2,387,033	121,827
IFB Ser.3240, Class GS, IO, 1.06s, 2036	2,218,275	102,780
IFB Ser.3288, Class SJ, IO, 0.81s, 2037	2,050,255	69,152
IFB Ser.3284, Class CI, IO, 0.8s, 2037	3,254,915	127,770
IFB Ser.3291, Class SA, IO, 0.79s, 2037	870,426	27,070
IFB Ser.3016, Class SQ, IO, 0.79s, 2035	1,881,466	48,229
IFB Ser.3284, Class WI, IO, 0.78s, 2037	5,414,712	208,492
IFB Ser.3012, Class IG, IO, 0.76s, 2035	5,909,648	204,548
IFB Ser.3235, Class SA, IO, 0.63s, 2036	928,678	25,352
Ser.246, PO, zero %, 2037	7,268,645	5,248,566
Ser.3326, Class XF, zero %, 2037	723,000	752,462
3326, Class YF, 6s, 2037	1,933,000	2,132,106
Ser.3300, PO, zero %, 2037	933,986	687,105
Ser.242, PO, zero %, 2036	13,296,603	9,678,125
Ser.239, PO, zero %, 2036	1,630,301	1,168,804
Ser.236, PO, zero %, 2036	1,136,499	824,099
FRB Ser.3263, Class TA, zero %, 2037	166,558	198,083
FRB Ser.3239, Class BF, zero %, 2036	692,847	805,486
FRB Ser.3231, Class XB, zero %, 2036	470,738	482,492
FRB Ser.3174, Class SF, zero %, 2036	280,850	297,722
FRB Ser.3149, Class XF, zero %, 2036	271,457	261,135
FRB Ser.3231, Class X, zero %, 2036	302,948	336,898
FRB Ser.3117, Class AF, zero %, 2036	112,495	122,543
FRB Ser.3030, Class CF, zero %, 2035	416,487	408,557
FRB Ser.3036, Class AS, zero %, 2035	92,388	96,499
Government National Mortgage Association
IFB Ser.07-26, Class WS, 10.56s, 2037	1,120,275	1,248,680
Ser.07-26, Class IM, IO, 7 1/2s, 2037	328,442	77,128
IFB Ser.05-84, Class SB, 3.7s, 2035	482,142	429,116
IFB Ser.05-68, Class DP, 3.614s, 2035	3,627,150	3,269,234
IFB Ser.05-84, Class SL, 3.1s, 2035	2,480,340	2,130,918
IFB Ser.05-66, Class SP, 3.1s, 2035	2,855,786	2,455,774
IFB Ser.05-7, Class NP, 2.959s, 2033	346,493	318,669
IFB Ser.06-62, Class SI, IO, 2.06s, 2036	1,439,510	90,973
IFB Ser.07-1, Class SL, IO, 2.04s, 2037	712,582	50,569

IFB Ser.07-1, Class SM, IO, 2.03s, 2037	712,582	50,318
IFB Ser.07-26, Class SG, IO, 1.53s, 2037	1,954,797	108,040
IFB Ser.07-9, Class BI, IO, 1 1/2s, 2037	4,622,383	240,824
IFB Ser.07-25, Class SA, IO, 1.48s, 2037	1,553,101	78,432
IFB Ser.07-25, Class SB, IO, 1.48s, 2037	3,035,562	153,296
IFB Ser.07-26, Class LS, IO, 1.48s, 2037	4,060,282	227,308
IFB Ser.07-26, Class SA, IO, 1.48s, 2037	4,362,050	212,828
IFB Ser.07-26, Class SD, IO, 1.48s, 2037	2,168,804	115,292
IFB Ser.07-26, Class SL, IO, 1.48s, 2037	236,291	10,974
IFB Ser.07-26, Class SM, IO, 1.48s, 2037	10,000,328	413,817
IFB Ser.07-26, Class SN, IO, 1.48s, 2037	97,880	3,843
IFB Ser.07-22, Class S, IO, 1.48s, 2037	1,079,314	64,548
IFB Ser.06-69, Class SA, IO, 1.48s, 2036	995,632	50,385
IFB Ser.06-38, Class SG, IO, 1.33s, 2033	4,354,829	168,545
IFB Ser.07-9, Class DI, IO, 1.19s, 2037	2,341,906	99,496
IFB Ser.07-9, Class AI, IO, 1.18s, 2037	1,804,430	83,238
IFB Ser.05-65, Class SI, IO, 1.03s, 2035	7,968,022	295,709
IFB Ser.06-7, Class SB, IO, 1s, 2036	7,152,644	246,397
IFB Ser.05-68, Class KI, IO, 0.98s, 2035	25,868,722	1,141,053
IFB Ser.07-27, Class SD, IO, 0.88s, 2037	1,240,598	38,236
IFB Ser.07-19, Class SJ, IO, 0.88s, 2037	1,885,911	56,715
IFB Ser.07-21, Class S, IO, 0.88s, 2037	2,322,214	76,346
IFB Ser.07-8, Class SA, IO, 0.88s, 2037	2,241,865	76,519
IFB Ser.-9, Class CI, IO, 0.88s, 2037	3,047,268	97,733
IFB Ser.07-7, Class EI, IO, 0.88s, 2037	1,082,301	33,591
IFB Ser.07-1, Class S, IO, 0.88s, 2037	2,448,998	74,149
IFB Ser.07-3, Class SA, IO, 0.88s, 2037	2,334,738	70,112
Greenwich Capital Commercial Funding Corp. Ser.
07-GG9, Class A4, 5.444s, 2039	314,000	302,225
GS Mortgage Securities Corp. II
Ser. 06-GG8, Class A4, 5.56s, 2039	379,000	370,177
Ser. 04-GG2, Class A6, 5.396s, 2038	1,886,000	1,842,490
GSR Mortgage Loan Trust Ser. 05-AR2, Class 2A1,
4.842s, 2035	438,578	432,902
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 06-CB16, Class A4, 5.552s, 2045	395,000	386,421
Ser. 06-CB14, Class A4, 5.481s, 2044	825,000	804,375
Ser. 07-LDPX, Class A3, 5.42s, 2049	2,044,000	1,971,499
LB-UBS Commercial Mortgage Trust Ser. 04-C7, Class A6,
4.786s, 2029	759,000	715,747
Lehman Mortgage Trust
IFB Ser.06-7, Class 1A9, 9s, 2036	530,985	560,869
IFB Ser.07-5, Class 4A3, 8.16s, 2036	886,778	884,657
FRB Ser.07-5, Class 4A2, 5.64s, 2037	1,584,507	1,571,860
IFB Ser.06-9, Class 3A2, IO, 1.91s, 2037	1,197,922	66,200
IFB Ser.06-5, Class 2A2, IO, 1.83s, 2036	2,959,267	135,778
Ser.06-9, Class 2A3, IO, 1.3s, 2036	4,188,187	195,603
IFB Ser.06-9, Class 2A2, IO, 1.3s, 2037	2,972,205	140,320
IFB Ser.06-7, Class 2A4, IO, 1.23s, 2036	4,511,960	159,163
IFB Ser.06-7, Class 2A5, IO, 1.23s, 2036	4,042,482	177,515
IFB Ser.06-6, Class 1A2, IO, 1.18s, 2036	1,681,948	59,770
IFB Ser.06-6, Class 1A3, IO, 1.18s, 2036	2,309,916	93,313
IFB Ser.06-5, Class 1A3, IO, 0.08s, 2036	794,635	3,298
IFB Ser.06-4, Class 1A3, IO, 0.08s, 2036	1,221,550	7,425
IFB Ser.06-7, Class 1A3, IO, 0.03s, 2036	1,868,311	8,781
IFB Ser.06-9, Class 1A6, IO, zero %, 2037	2,053,606	5,587
MASTR Adjustable Rate Mortgages Trust
Ser.04-03, Class 4AX, IO, 1.417s, 2034	970,585	14,171
Ser.05-2, Class 7AX, IO, 0.168s, 2035	2,642,168	7,431
Morgan Stanley Capital I
Ser 07-HQ11, Class A4, 5.447s, 2044	561,000	541,957
Ser 05-HQ6, Class A4A, 4.989s, 2042	1,735,000	1,643,341
Ser 04-HQ4, Class A7, 4.97s, 2040	896,000	852,320
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 5.361s, 2035	2,250,513	2,241,580
Residential Asset Securitization Trust IFB Ser.
06-A7CB, Class 1A6, IO, 0.23s, 2036	461,415	3,190
Residential Funding Mortgage Securities I Ser. 04-S5,
Class 2A1, 4 1/2s, 2019	20,164	19,162
Structured Adjustable Rate Mortgage Loan Trust FRB
Ser. 05-18, Class 6A1, 5.246s, 2035	544,545	539,383
Wachovia Bank Commercial Mortgage Trust Ser. 04-C15,
Class A4, 4.803s, 2041	1,338,000	1,259,269
Wells Fargo Mortgage Backed Securities Trust
Ser.06-AR10, Class 3A1, 5.262s, 2036	478,100	472,236
Ser.05-AR2, Class 2A1, 4.545s, 2035	350,522	343,772
Ser.04-R, Class 2A1, 4.36s, 2034	360,435	353,226
Ser.05-AR9, Class 1A2, 4.354s, 2035	604,604	593,153
Ser.05-AR12, Class 2A5, 4.319s, 2035	8,657,000	8,397,243
Ser.05-AR10, Class 2A18, IO, 0.61s, 2035	18,649,000	177,825

Total collateralized mortgage obligations (cost $193,861,589)		$182,552,374
ASSET-BACKED SECURITIES (1.6%)(a)

	Principal amount	Value

Bear Stearns Asset Backed Securities Trust IFB Ser.
07-AC5, Class A6, IO, 1.23s, 2037	$4,750,000	$143,984
Countrywide Home Loans Ser. 06-0A5, Class X, IO,
2.022s, 2046	4,487,889	161,284
Countrywide Home Loans 144A

IFB Ser. 05-R1, Class 1AS, IO, 0.8s, 2035	6,669,380	188,897
IFB Ser. 05-R2, Class 1AS, IO, 0.421s, 2035	18,107,818	527,300
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	502,614	528,921
Ser. 05-RP3, Class 1A3, 8s, 2035	1,402,243	1,461,783
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	1,282,804	1,320,583
GSMPS Mortgage Loan Trust 144A IFB Ser. 04-4,
Class 1AS, IO, 0.775s, 2034	23,348,922	662,570
Lehman Mortgage Trust Ser. 07-1, Class 3A2, IO, 1.93s,
2037	2,032,869	121,267
Residential Asset Mortgage Products, Inc. FRB Ser.
06-RZ2, Class A2, 5.49s, 2036	2,397,000	2,394,004
Structured Asset Securities Corp.
Ser. 07-4, Class 1A3, IO, 5s, 2037	32,672,000	827,582
Ser. 07-4, Class 1A4, IO, 5s, 2037	32,672,000	866,461
Terwin Mortgage Trust 144A FRB Ser. 06-9HGA, Class A1,
5.4s, 2037	1,246,841	1,245,477

Total asset-backed securities (cost $11,142,336)		$10,450,113

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (20.5%)(a)

	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.1%)
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, with due dates from December 15, 2031 to
April 15, 2033	$181,305	$185,394
6 1/2s, TBA, September 1, 2037	2,300,000	2,325,695
6 1/2s, TBA, August 1, 2037	1,400,000	1,419,797
6 1/2s, TBA, July 1, 2037	3,200,000	3,253,250
6s, with due dates from October 15, 2023 to
January 15, 2029	127,611	127,865
		7,312,001

U.S. Government Agency Mortgage Obligations (19.4%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
7 1/2s, October 1, 2029	1,988,762	2,083,497
6s, September 1, 2021	80,722	81,053
5 1/2s, with due dates from July 1, 2019 to
August 1, 2019	780,946	771,336
4 1/2s, TBA, July 1, 2037	3,100,000	2,817,852
Federal National Mortgage Association Pass-Through
Certificates
7s, with due dates from November 1, 2022 to
January 1, 2036	4,379,066	4,517,302
6 1/2s, February 1, 2034	12,906	13,078
6 1/2s, with due dates from February 1, 2016 to
February 1, 2017	240,489	244,960
6 1/2s, TBA, July 1, 2037	9,200,000	9,285,531
6s, with due dates from July 1, 2021 to July 1, 2036	5,650,809	5,675,438
6s, with due dates from November 1, 2008 to
June 1, 2021	3,202,221	3,216,335
6s, TBA, July 1, 2037	27,870,000	27,562,995
6s, TBA, July 1, 2022	4,800,000	4,820,625
5 1/2s, with due dates from February 1, 2036 to
June 1, 2037	8,886,932	8,582,643
5 1/2s, with due dates from December 1, 2011 to
February 1, 2021	1,613,156	1,594,280
5 1/2s, TBA, July 1, 2037	33,800,000	32,582,673
5s, with due dates from September 1, 2035 to
May 1, 2037	12,960,670	12,171,947
5s, March 1, 2021	100,980	97,607
4 1/2s, with due dates from August 1, 2020 to
April 1, 2021	5,632,159	5,351,108
4 1/2s, TBA, July 1, 2037	3,800,000	3,454,141
4 1/2s, TBA, July 1, 2022	2,400,000	2,277,000
4s, with due dates from May 1, 2019 to
September 1, 2020	875,880	811,007
		128,012,408

Total U.S. government and agency mortgage obligations (cost $136,445,601)		$135,324,409

U.S. GOVERNMENT AGENCY OBLIGATIONS (8.8%)(a)

	Principal amount	Value

Fannie Mae 4 1/4s, August 15, 2010	$13,700,000	$13,322,824
Freddie Mac
6 7/8s, September 15, 2010	8,053,000	8,439,136
6 3/4s, March 15, 2031	1,500,000	1,722,417
6 5/8s, September 15, 2009	29,420,000	30,285,775
3 3/8s, April 15, 2009	4,300,000	4,169,353

Total U.S. government agency obligations (cost $59,445,836)		$57,939,505

U.S. TREASURY OBLIGATIONS (24.6%)(a)

	Principal amount	Value

U.S. Treasury Bonds
8s, November 15, 2021		$16,475,000	$21,085,427
7 1/2s, November 15, 2016		10,948,000	12,915,219
6 1/4s, May 15, 2030		10,723,000	12,259,404
6s, February 15, 2026		47,270,000	51,620,315
U.S. Treasury Notes
4 1/4s, August 15, 2013		36,441,000	35,188,341
4s, February 15, 2015		14,300,000	13,386,141
3 3/8s, February 15, 2008		15,600,000	15,444,000

Total U.S. treasury obligations (cost $160,245,099)			$161,898,847

PURCHASED OPTIONS OUTSTANDING (2.6%)(a)
	Expiration date/	Contract	Value
	strike price	amount

Option on an interest rate swap with Deutschbank for
the right to pay a fixed rate swap of 5.385% versus
the three month USD-LIBOR-BBA maturing April 16, 2009.	Apr-09/ 5.385	$23,880,000	$1,063,902
Option on an interest rate swap with Deutschbank for
the right to receive a fixed rate swap of 5.385%
versus the three month USD-LIBOR-BBA maturing
April 16, 2009.	Apr-09/ 5.385	23,880,000	403,811
Option on an interest rate swap with Goldman Sachs,
International for the right to pay a fixed rate swap
of 5.16% versus the three month USD-LIBOR-BBA maturing
April 28, 2018.	Apr-08/ 5.16	22,458,000	1,049,204
Option on an interest rate swap with Goldman Sachs,
International for the right to receive a fixed rate
swap of 5.16% versus the three month USD-LIBOR-BBA
maturing April 28, 2018.	Apr-08/ 5.16	22,458,000	150,107
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.1975% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/ 5.198	8,518,000	384,031
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.1975% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/ 5.198	8,518,000	64,799
Option on an interest rate swap with Goldman Sachs,
International for the right to pay a fixed rate swap
of 5.325% versus the three month USD-LIBOR-BBA
maturing April 08, 2009.	Apr-09/ 5.325	19,481,000	927,389
Option on an interest rate swap with Goldman Sachs,
International for the right to receive a fixed rate
swap of 5.325% versus the three month USD-LIBOR-BBA
maturing April 08, 2009.	Apr-09/ 5.325	19,481,000	308,920
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.215%
versus the three month USD-LIBOR-BBA maturing on
May 14, 2018.	May-08/ 5.215	88,937,000	3,911,209
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.215% versus the three month USD-LIBOR-BBA maturing
on May 14, 2018.	May-08/ 5.215	88,937,000	657,227
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.22%
versus the three month USD-LIBOR-BBA maturing on
May 14, 2018.	May-08/ 5.22	8,518,000	372,228
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.22% versus the three month USD-LIBOR-BBA maturing
on May 14, 2018.	May-08/ 5.22	8,518,000	63,654
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.235%
versus the three month USD-LIBOR-BBA maturing on
May 8, 2018.	May-08/ 5.235	36,396,000	1,553,803
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.235% versus the three month USD-LIBOR-BBA maturing
on May 08, 2018.	May-08/ 5.235	36,396,000	276,719
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.45%
versus the three month USD-LIBOR-BBA maturing on
May 23, 2008.	May-08/ 5.45	19,546,000	630,767
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.45% versus the three month USD-LIBOR-BBA maturing
on May 23, 2008.	May-08/ 5.45	19,546,000	246,803
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.315%
versus the three month USD-LIBOR-BBA maturing on
April 08, 2009.	Apr-09/ 5.315	19,481,000	938,745
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.315% versus the three month USD-LIBOR-BBA maturing
on April 08, 2009.	Apr-09/ 5.315	19,481,000	299,394
Option on an interest rate swap with Lehman Brothers
for the right to pay a fixed rate swap of 5.19% versus
the three month USD-LIBOR-BBA maturing
December 12, 2017.	Dec-07/ 5.19	83,043,000	3,281,776
Option on an interest rate swap with Lehman Brothers

for the right to receive a fixed rate swap of 5.19%
versus the three month USD-LIBOR-BBA maturing
December 12, 2017.	Dec-07/ 5.19	83,043,000	290,567

Total purchased options outstanding (cost $17,280,706)			$16,875,055

SHORT-TERM INVESTMENTS (27.8%)(a)
		Principal
		amount/shares	Value

Interest in $778,000,000 joint tri-party repurchase
agreement dated June 29, 2007 with Bank of America
Securities, LLC due July 2, 2007 with respect to
various U.S. Government obligations -- maturity value
of $78,034,645 for an effective yield of 5.33%
(collateralized by Fannie Mae securities with a yield
of 5.00% and a due date of July 1, 2035 valued
at $793,560,000)		$78,000,000	$78,000,000
Federal National Mortgage Association, for
an effective yield of 5.15%, July 23, 2007		25,000,000	24,921,625
Freddie Mac, for an effective yield of 5.22%,
March 26, 2008		25,000,000	24,987,225
U.S. Treasury Bill, for an effective yield of 4.18%,
July 19, 2007 (SEG)		1,303,000	1,300,283
U.S. Treasury Bill, for an effective yield of 4.98%,
September 27, 2007 (SEG)		1,302,000	1,286,532
Putnam Prime Money Market Fund (e)		53,000,000	53,000,000

Total short-term investments (cost $183,495,665)			$183,495,665

TOTAL INVESTMENTS

Total investments (cost $761,916,832)(b)			$748,535,968

FUTURES CONTRACTS OUTSTANDING at 6/30/07 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar 90 day (Short)	1	$236,675	Sep-07	$72
Euro-Dollar 90 day (Long)	727	172,280,825	Mar-08	(638,102)
Euro-Dollar 90 day (Short)	1,318	312,402,339	Sep-08	1,632,864
Euro-Dollar 90 day (Long)	388	91,805,650	Sep-09	(576,630)
U.S. Treasury Bond 20 yr (Short)	910	98,052,500	Sep-07	1,332,227
U.S. Treasury Note 2 yr (Short)	981	199,909,406	Sep-07	(239,547)
U.S. Treasury Note 5 yr (Short)	8	832,625	Sep-07	5,297
U.S. Treasury Note 10 yr (Long)	2,847	300,936,797	Sep-07	(1,678,087)

Total				$(161,906)

WRITTEN OPTIONS OUTSTANDING at 6/30/07 (premiums received $11,600,896) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.7% versus the three month USD-LIBOR-BBA maturing on
May 14, 2018.	$15,036,000	May-08 / 5.7	$320,267

Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 5.7% versus the three month USD-LIBOR-BBA maturing on May 14, 2018.	15,036,000	May-08 / 5.7	294,706

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing on
July 5, 2017.	39,810,000	Jul-07 / 4.55	--

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing on
July 5, 2017.	39,810,000	Jul-07 / 4.55	3,384,172

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	44,468,500	May-12/ 5.51	2,464,249

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	44,468,500	May-12 / 5.51	1,293,640

Option on an interest rate swap with Lehman Brothers International (Europe)
for the obligation to pay a fixed rate of 5.905% versus the three month
USD-LIBOR-BBA maturing December 17, 2017.	88,623,000	Dec-07 / 5.905	2,230,376

Option on an interest rate swap with Lehman Brothers International (Europe)	88,623,000	Dec-07 / 5.905	736,191
for the obligation to receive a fixed rate of 5.905% versus the three month
USD-LIBOR-BBA maturing December 17, 2017.

Option on an interest rate swap with Lehman Brothers International for the obligation to receive a fixed rate of 5.225% versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	14,300,000	Mar-08 / 5.225	573,101

Option on an interest rate swap with Lehman Brothers International for the obligation to pay a fixed rate of 5.225% versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	14,300,000	Mar-08 / 5.225	87,702

Total			$11,384,404

TBA SALE COMMITMENTS OUTSTANDING at 6/30/07 (proceeds receivable $34,285,324) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 5s, July 1, 2037	$12,900,000	7/12/07	$12,079,640
FNMA, 6s, July 1, 2037	13,570,000	7/12/07	13,420,518
FNMA, 6 1/2s, July 1, 2037	7,200,000	7/12/07	7,266,938
GNMA, 6 1/2s, July 1, 2037	1,400,000	7/19/07	1,423,297

Total			$34,190,393

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/07 (Unaudited)

		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$14,000,000	9/1/15	3 month USD-LIBOR-BBA	4.53%	$(829,831)

386,000	10/2/16	5.15631%	3 month USD-LIBOR-BBA	13,836

280,000	5/31/16	5.58909%	3 month USD-LIBOR-BBA	873

48,000,000	10/21/15	4.943%	3 month USD-LIBOR-BBA	2,183,375

90,500,000	8/11/15	4.892%	3 month USD-LIBOR-BBA	3,201,178

28,800,000	3/30/09	3.075%	3 month USD-LIBOR-BBA	866,464

Citibank, N.A.
54,440,000	7/27/09	5.504%	3 month USD-LIBOR-BBA	(933,116)

180,000	4/7/14	5.377%	3 month USD-LIBOR-BBA	1,888

191,700,000	4/6/09	3 month USD-LIBOR-BBA	5.264%	(430,643)

Credit Suisse First Boston International
9,804,300	7/9/14	4.945%	3 month USD-LIBOR-BBA	243,245

Credit Suisse International
576,000	9/28/16	5.10886%	3 month USD-LIBOR-BBA	14,846

1,683,000	3/21/16	3 month USD-LIBOR-BBA	5.20497%	(27,657)

Goldman Sachs International
31,110,000	1/8/12	3 month USD-LIBOR-BBA	4.98%	(242,174)

3,371,000	12/20/16	3 month USD-LIBOR-BBA	5.074%	(142,730)

34,291,000	11/21/26	3 month USD-LIBOR-BBA	5.2075%	(2,388,311)

154,508,000	11/21/08	5.0925%	3 month USD-LIBOR-BBA	682,325

33,790,000	11/20/26	3 month USD-LIBOR-BBA	5.261%	(2,140,559)

150,042,000	11/20/08	5.16%	3 month USD-LIBOR-BBA	516,311

43,461,000	6/12/17	3 month USD-LIBOR-BBA	5.7175%	172,480

380,000	10/19/16	5.32413%	3 month USD-LIBOR-BBA	8,995

JPMorgan Chase Bank, N.A.
1,100,000	4/17/17	3 month USD-LIBOR-BBA	5.266%	(33,105)

3,500,000	4/17/09	5.12%	3 month USD-LIBOR-BBA	17,100

44,000,000	10/21/15	4.916%	3 month USD-LIBOR-BBA	2,081,991

36,500,000	9/2/15	3 month USD-LIBOR-BBA	4.4505%	(2,131,043)

31,200,000	8/4/16	3 month USD-LIBOR-BBA	5.5195%	154,975

62,600,000	8/4/08	3 month USD-LIBOR-BBA	5.40%	821,469

5,404,000	8/2/15	3 month USD-LIBOR-BBA	4.6570%	(277,562)

40,939,000	3/8/17	3 month USD-LIBOR-BBA	5.28%	(611,194)

2,717,000	1/31/17	3 month USD-LIBOR-BBA	5.415%	(11,003)

34,672,000	1/19/09	5.24%	3 month USD-LIBOR-BBA	(367,223)

8,814,000	1/19/17	3 month USD-LIBOR-BBA	5.249%	(152,025)

1,402,000	12/19/16	5.0595%	3 month USD-LIBOR-BBA	60,835

45,000,000	3/30/08	3 month USD-LIBOR-BBA	5.163%	480,798

25,500,000	3/30/16	3 month USD-LIBOR-BBA	5.2755%	(279,512)

33,694,000	11/20/26	3 month USD-LIBOR-BBA	5.266%	(2,114,748)

149,658,000	11/20/08	5.165%	3 month USD-LIBOR-BBA	505,179

51,060,000	10/10/13	5.09%	3 month USD-LIBOR-BBA	1,268,004

36,700,000	10/10/13	5.054%	3 month USD-LIBOR-BBA	991,436

16,000,000	6/27/17	3 month USD-LIBOR-BBA	5.712%	53,906

397,000	9/18/16	5.291%	3 month USD-LIBOR-BBA	4,915

111,000,000	1/17/16	4.946%	3 month USD-LIBOR-BBA	3,834,871

4,092,000	8/15/11	5.412%	3 month USD-LIBOR-BBA	(48,480)

Lehman Brothers International (Europe)
32,069,000	3/15/09	4.9298%	3 month USD-LIBOR-BBA	(164,491)

4,007,000	10/23/16	5.325%	3 month USD-LIBOR-BBA	94,707

9,968,000	10/23/08	5.255%	3 month USD-LIBOR-BBA	20,611

4,007,000	10/23/16	3 month USD-LIBOR-BBA	5.3275%	(93,967)

9,968,000	10/23/08	3 month USD-LIBOR-BBA	5.26%	(19,918)

93,261,000	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(780,880)

168,000	8/3/11	3 month USD-LIBOR-BBA	5.445%	2,190

27,012,000	2/1/17	3 month USD-LIBOR-BBA	5.08%	(817,069)

Lehman Brothers Special Financing, Inc.
34,500,000	3/16/09	4.9275%	3 month USD-LIBOR-BBA	(186,488)

13,000,000	3/16/17	5.034%	3 month USD-LIBOR-BBA	438,541

17,850,000	9/29/13	5.0555%	3 month USD-LIBOR-BBA	232,192

38,390,000	9/8/16	5.3275%	3 month USD-LIBOR-BBA	359,253

122,272,000	8/3/08	3 month USD-LIBOR-BBA	5.425%	1,630,507

Total				$5,735,567

NOTES

(a) Percentages indicated are based on net assets of $659,120,751.

(b) The aggregate identified cost on a tax basis is $762,964,527, resulting in gross unrealized appreciation and depreciation of $8,758,445 and $23,187,004, respectively, or net unrealized depreciation of $14,428,559.

(SEG) These securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at June 30, 2007.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $200,461 for the period ended June 30, 2007. During the period ended June 30, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $80,000,000 and $27,000,000, respectively.

At June 30, 2007, liquid assets totaling $58,509,530 have been designated as collateral for open forward commitments and futures contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) are the current interest rates at June 30, 2007.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at June 30, 2007.

Security valuation Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Restricted securities are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam American Government Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: August 29, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: August 29, 2007